SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2023
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31,	At December 31,
	2022	2023
	$	$
Solar power systems in operation	172,707	532,833
Solar power systems under construction	209,200	450,339
	381,907	983,172
Accumulated depreciation	(17,091)	(31,659)
Solar power systems, net	364,816	951,513